Investments (Details 2)	12 Months Ended
Dec. 31, 2013
Rio Holdings | Maximum
Investments disclosures
Ownership interest held through a holding company of a legal entity (as a percent)	20.00%
Rio Holdings | Grande Investment, L.P. | Class A general partnership units
Investments disclosures
Ownership interest (as a percent)	24.70%
Grande Communications Networks, LLC | Grande Investment, L.P.
Investments disclosures
Ownership interest (as a percent)	100.00%